U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741

December 14, 2010

FILED VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Brandes Investment Trust (the “Trust”) File Nos.: 033-81396 and 811-08614

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby submits Post-Effective Amendment (“PEA”) No. 34 to the Trust’s Registration Statement on Form N-1A.  This Post-Effective Amendment incorporates by reference Parts B and C of the Trust’s Post-Effective Amendment No. 33, filed on November 17, 2010 (SEC Accession No. 0000894189-10-004209).  The purpose of this PEA No. 34 is to submit a stand-alone prospectus for the new series of the Trust—Brandes Institutional Emerging Markets Fund (the “Fund”)—which was first submitted in a combined prospectus in PEA No. 33.

The Trust notes that there have been no material changes with respect to the Fund to the prospectus in this PEA No. 34 filing compared to the PEA No. 33 filing.  The Trust anticipates that it will request acceleration of this PEA No. 34 to coincide with effectiveness of PEA No. 33 on or about January 31, 2011.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures